Statements of Cash Flows (USD $)	3 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2010	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (732)	$ (28,267)	$ (565,120)	$ (181,020)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,019	793	0	12,702
Share-based compensation	0	0	535,120	0
Gain on sale of land contract interests	20,614	0	0	0
Changes in assets and liabilities:
Accounts payable	0	579	0	0
Prepaid and other current assets	(418,815)	(395,042)	0	(20,744)
Accrued liabilities	4,143	0		6,321
Note Payable	0	0	10,000	(10,000)
Deposit liabilities	35,644	0	0	150,900
Purchase and development of real estate properties	(248,845)	0		(553,324)
Net cash used in operating activities	(606,972)	(421,937)	(20,000)	(595,165)
Cash flows from investing activities:
Proceeds from sale of land contract interests	336,000	0
Purchase of fixed assets	0	(4,429)		(4,428)
Net cash used in investing activities	336,000	(4,429)		(4,428)
Cash flows from financing activities:
Advances from shareholders	0	0	20,000	2,585
Proceeds from note payable	550,000		0	0
Due from shareholders, net	(11,530)	(30,000)	0	0
Proceeds from issuance of common stock	0	492,994	5,000	598,994
Net cash provided by financing activities	538,470	462,994	25,000	601,579
Change in cash and equivalents	267,498	36,628	5,000	1,986
Cash and equivalents, Beginning of period	6,986	5,000	0	5,000
Cash and equivalents, End of period	274,484	41,628	5,000	6,986
Noncash Financing and Investing Activities:
Capital Contribution	27,199	0	0
Proceeds from sale of land contract interest recorded in deposit liabilities	$ 76,600	$ 0	$ 2,700	$ 0